UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07278

Nuveen Arizona Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Arizona Premium Income Municipal Fund (NAZ)
	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.9% (100.0% of Total Investments)

	Consumer Staples – 0.5% (0.4% of Total Investments)
$ 925	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	2/16 at 100.00	BBB+	$ 928,719
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 22.6% (15.7% of Total Investments)
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green	7/25 at 100.00	AA	1,714,680
	Series 2015A, 5.000%, 7/01/41
3,480	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series	No Opt. Call	AA	3,875,467
	2013A, 5.000%, 7/01/43
2,815	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	8/24 at 100.00	Aa3	3,157,332
	Economic and Educational Development, Series 2014, 5.000%, 8/01/44
2,240	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Tender Option Bond	No Opt. Call	Aa2	3,251,808
	Trust 2015-XF0053, 17.938%, 6/01/20 (IF)
1,400	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	No Opt. Call	Aa3	1,654,072
	Economic and Educational Development, Series 2013, 5.000%, 8/01/21
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	2,219,600
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	4,234,569
	Refunding Series 2010, 5.125%, 5/15/40
	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Legacy
	Traditional Schools Projects, Series 2015:
315	5.000%, 7/01/35	No Opt. Call	BB	316,178
300	5.000%, 7/01/45	No Opt. Call	BB	290,973
1,875	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	2,110,256
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	989,652
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	947,619
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
750	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo	7/22 at 100.00	C	307,433
	Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012,
	7.500%, 7/01/42
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/24 at 100.00	N/R	561,375
	Traditional Schools Project, Series 2014A, 6.750%, 7/01/44
585	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	620,644
	Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
745	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock	7/20 at 100.00	N/R	762,671
	Academy Charter School Project, Series 2012A, 7.500%, 7/01/42
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	3,957,681
	Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (4)
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	215,566
	Heights Charter School, Series 2014, 7.250%, 5/01/44
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	711,408
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
1,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon	6/16 at 100.00	BBB	1,004,200
	Community Learning Center Project, Series 2000, 5.250%, 6/01/35
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster	No Opt. Call	BB+	498,770
	Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40	6/19 at 100.00	BB+	769,391
550	6.100%, 6/01/45	6/19 at 100.00	BB+	568,865
655	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise	6/16 at 100.00	BB+	658,517
	Education Center Charter School, Series 2006, 6.000%, 6/01/36
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	1,045,530
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	881,938
	Project, Series 2014, 5.000%, 6/01/39 – BAM Insured
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	294,380
	Series 2008, 5.000%, 7/01/22
825	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona	3/21 at 100.00	BB+	958,172
	Agribusiness and Equine Center, Inc. Project, Series 2011, 7.875%, 3/01/42
35,015	Total Education and Civic Organizations			38,578,747
	Health Care – 20.1% (13.9% of Total Investments)
7,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	8,271,718
	2008D, 5.500%, 1/01/38
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/24 at 100.00	AA–	1,333,812
	2014A, 5.000%, 1/01/44
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	5,400,390
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,
	Series 2014A:
3,000	5.000%, 12/01/39	12/24 at 100.00	A2	3,319,290
2,860	5.000%, 12/01/42	12/24 at 100.00	A2	3,152,835
7,560	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	7,881,149
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	1,235,707
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai
	Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	Baa1	228,161
1,000	5.250%, 8/01/33	8/23 at 100.00	Baa1	1,107,200
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical
	Center, Series 2014A:
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,160,060
1,000	5.250%, 8/01/32	8/24 at 100.00	A–	1,139,060
31,780	Total Health Care			34,229,382
	Long-Term Care – 0.8% (0.6% of Total Investments)
495	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	497,836
	Campus Project, Series 2006, 5.100%, 10/01/22
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	843,929
	Project, Refunding Series 2012A, 6.000%, 12/01/32
1,275	Total Long-Term Care			1,341,765
	Tax Obligation/General – 14.6% (10.1% of Total Investments)
2,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	3,113,525
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds,
	Refunding Series 2014:
1,000	5.000%, 7/01/26	7/24 at 100.00	AA–	1,191,250
525	5.000%, 7/01/27	7/24 at 100.00	AA–	620,954
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,344,434
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,132,830
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,020	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AA	1,049,855
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	910,524
	Series 2011, 5.000%, 7/01/23
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,644,219
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School	7/24 at 100.00	AA	3,299,779
	Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured
1,750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,989,470
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
1,000	Pima County Unified School District 8 Flowing Wells, Arizona, General Obligation Bonds, Series	7/21 at 100.00	A+	1,145,770
	2011B, 5.375%, 7/01/29
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32	7/21 at 100.00	AAA	1,498,090
1,360	5.000%, 7/01/33	7/21 at 100.00	AAA	1,551,434
1,705	5.000%, 7/01/34	7/21 at 100.00	AAA	1,939,250
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation
	Bonds, School Improvement Project 2012, Series2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA–	783,161
665	4.500%, 7/01/34	7/24 at 100.00	AA–	726,825
21,730	Total Tax Obligation/General			24,941,370
	Tax Obligation/Limited – 36.4% (25.3% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,459,018
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A:
1,275	5.000%, 7/01/16	No Opt. Call	AA+	1,310,751
1,025	5.000%, 7/01/36	7/21 at 100.00	AA+	1,175,234
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA–	1,131,680
	Buckeye, Arizona, Festival Ranch Community Facilities District General Obligation Bonds,
	Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	382,853
1,085	5.000%, 7/15/31 – BAM Insured	7/22 at 100.00	AA	1,181,120
586	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	2/16 at 100.00	N/R	586,217
	2005, 5.500%, 7/15/29
1,210	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series	7/25 at 100.00	N/R	1,221,084
	2015, 5.000%, 7/15/39
494	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	508,133
	Assessment District 1, Series 2013, 5.250%, 7/01/38
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
426	5.700%, 7/01/27	1/17 at 100.00	N/R	432,714
458	5.800%, 7/01/32	1/17 at 100.00	N/R	463,290
612	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	2/16 at 100.00	N/R	613,818
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,720,635
	Refunding Bonds, Series 2013, 5.000%, 7/15/23
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	562,464
200	5.125%, 1/01/42	1/22 at 100.00	A	217,214
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,624,890
1,550	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	1,595,121
	8/01/23 – NPFG Insured
250	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgement Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA	255,823
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,612,915
2,854	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	2,876,147
	4.600%, 1/01/26
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	691,152
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
1,160	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	BBB–	1,251,454
	Series 2008A, 7.400%, 7/15/33
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	339,375
1,500	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	1,504,680
	2006, 5.300%, 7/15/31
1,000	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,011,780
	Bonds, Series 2007, 5.800%, 7/15/32
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	400,884
	Series 2006, 5.350%, 7/15/31
1,010	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds,	No Opt. Call	AA	1,174,630
	Light Rail Project, Series 2013, 5.000%, 7/01/20
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	No Opt. Call	A	2,724,625
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	628,279
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
1,610	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	2/16 at 100.00	BBB–	1,612,415
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA–	1,151,640
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,174,531
	7.750%, 6/15/29
1,000	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds,	No Opt. Call	AA+	1,221,700
	Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/22
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,595,748
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,371,677
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,722,820
	2006, 5.000%, 7/01/24
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,655,350
	Improvements Project, Series 2010, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,599,783
	Bonds, Series 2007, 5.900%, 7/15/32
4,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	4,484,920
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,864,328
	2012A, 4.000%, 10/01/22 – AGM Insured
1,360	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	1,482,822
	Series 2010A, 5.000%, 10/01/29
1,499	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,510,407
	2005, 6.000%, 7/01/30
1,000	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	1,003,430
	Bonds Series 2006, 5.250%, 7/15/31
57,174	Total Tax Obligation/Limited			62,109,551
	Transportation – 5.0% (3.5% of Total Investments)
180	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	200,335
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
910	5.000%, 7/01/40 (WI/DD, Settling 12/15/15)	7/25 at 100.00	A+	1,031,776
2,185	5.000%, 7/01/45 (WI/DD, Settling 12/15/15)	7/25 at 100.00	A+	2,458,387
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,024,279
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,492,717
395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	428,460
7,670	Total Transportation			8,635,954
	U.S. Guaranteed – 15.4% (10.7% of Total Investments) (5)
3,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA– (5)	3,667,825
	2007A, 5.000%, 1/01/25 (Pre-refunded 1/01/17)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3 (5)	1,418,179
	2006, Series 2008B, 5.750%, 7/01/28 (Pre-refunded 7/01/18)
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	N/R (5)	3,209,850
	Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)
2,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA– (5)	2,349,996
	8/01/22 (Pre-refunded 8/01/16) – NPFG Insured
175	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (5)	177,476
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3 (5)	1,322,388
	Series 2008, 5.000%, 7/01/27 (Pre-refunded 7/01/18) – AGM Insured
665	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	683,347
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2 (5)	675,499
	FGIC Insured (ETM)
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A (5)	5,020,871
	2008C, 5.250%, 7/01/28 (Pre-refunded 7/01/18)
2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/16 at 100.00	Aa1 (5)	2,008,220
	Revenue Bonds, Series 2005A, 5.000%, 1/01/35 (Pre-refunded 1/01/16)
2,585	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	N/R (5)	3,212,405
	6.000%, 7/01/39 (Pre-refunded 7/01/21)
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	227,162
800	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	931,952
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	AA– (5)	1,376,971
	2006, 5.000%, 7/01/21 (Pre-refunded 7/01/16) – NPFG Insured
24,135	Total U.S. Guaranteed			26,282,141
	Utilities – 17.2% (12.0% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,597,721
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,621,260
	Hoover Project, Series 2001, 5.250%, 10/01/17
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	Aa3	4,834,656
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	396,688
	FGIC Insured
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	1,993,158
	2011, 5.250%, 7/01/36
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	6/25 at 100.00	Aa1	1,754,565
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	3,216,100
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.700%, 1/01/38 (IF) (4)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	BBB+	5,450,535
5,665	5.000%, 12/01/37	No Opt. Call	BBB+	6,346,556
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	2,225,122
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
26,010	Total Utilities			29,436,361
	Water and Sewer – 11.3% (7.8% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA	585,275
	5.500%, 7/01/41
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	578,915
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	AA–	3,332,956
500	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	561,025
	5.250%, 7/01/33
1,125	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	AA	1,294,009
	2015A, 5.000%, 7/01/36 – AGM Insured
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	AA+	1,341,468
	Junior Lien Series 2014, 5.000%, 7/01/29
2,000	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series	7/24 at 100.00	AAA	2,299,120
	2014A, 5.000%, 7/01/39
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior
	Lien Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,519,225
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,286,719
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	No Opt. Call	AA–	1,761,210
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2014, 5.000%, 7/01/22	No Opt. Call	AA–	1,197,900
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
870	4.700%, 4/01/22	4/16 at 100.00	A	881,780
1,970	4.900%, 4/01/32	4/17 at 100.00	A	2,000,712
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA	607,260
16,745	Total Water and Sewer			19,247,574
$ 222,459	Total Long-Term Investments (cost $227,497,586)			245,731,564
	Floating Rate Obligations – (1.6)%			(2,755,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (46.3)% (6)			(79,000,000)
	Other Assets Less Liabilities – 4.0%			6,729,761
	Net Assets Applicable to Common Shares – 100%			$ 170,706,325

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$245,731,564	$ —	$245,731,564

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified with in the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $226,297,929.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$ 19,357,803
Depreciation	(2,679,170)
Net unrealized appreciation (depreciation) of investments	$ 16,678,633

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 29, 2016